CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Common Stock	Common Stock Subscribed	Additional Paid in Capital	Retained Deficit	Total	Noncontrolling Interest
Beginning balance at Dec. 31, 2020	$ 302,379	$ 28,938	$ 452,269	$ 2,264,966	$ (2,443,794)
Beginning balance, shares at Dec. 31, 2020		28,938,060
Issuance of shares - private placement	14,569,688	$ 15,601	(212,073)	14,766,160
Issuance of shares - private placement, shares		15,601,830
Issuance of shares - warrants and options exercised	$ 4,462,484	$ 6,458	$ (240,196)	4,696,222
Issuance of shares - warrants and options exercised, shares		6,457,986
Issuance of shares - options exercised, shares	441,332
Issuance of shares - RSUs		$ 240		(240)
Issuance of shares - RSUs, shares		240,000
Share based compensation on stock options or RSUs	$ 1,254,413			1,254,413
GEM warrant reclassification	3,475,379			3,475,379
Loss for the period	(19,818,513)
Income (Loss) for the period	(19,996,219)
Ending balance at Dec. 31, 2021	4,245,830	$ 51,237		26,456,900	(22,262,307)
Ending balance, shares at Dec. 31, 2021		51,237,876
Issuance of shares - warrants and options exercised	9,930	$ 21		9,909
Issuance of shares - warrants and options exercised, shares		20,700
Warrants issued	2,130,642			2,130,642
Share based compensation on stock options or RSUs	382,612			382,612
Income (Loss) for the period	(4,779,502)				(4,779,502)
Ending balance at Mar. 31, 2022	1,989,512	$ 51,258		28,980,063	(27,041,809)
Ending balance, shares at Mar. 31, 2022		51,258,576
Beginning balance at Dec. 31, 2021	4,245,830	$ 51,237		26,456,900	(22,262,307)
Beginning balance, shares at Dec. 31, 2021		51,237,876
Loss for the period	(11,381,523)
Income (Loss) for the period	(11,381,523)
Ending balance at Sep. 30, 2022	(3,565,470)	$ 52,574		30,025,791	(33,643,835)
Ending balance, shares at Sep. 30, 2022		52,573,938
Beginning balance at Dec. 31, 2021	4,245,830	$ 51,237		26,456,900	(22,262,307)
Beginning balance, shares at Dec. 31, 2021		51,237,876
Issuance of shares - warrants and options exercised	$ 663,742	$ 1,398		662,344
Issuance of shares - warrants and options exercised, shares		1,397,402
Issuance of shares - options exercised, shares	83,333
Warrants issued	$ 2,130,642			2,130,642
Issuance of shares - share based compensation on RSUs	1,342,984	$ 538		1,342,446
Issuance of shares - share based compensation on RSUs, shares		537,954
Issuance of shares - ESPP	182,131	$ 267		181,864
Issuance of shares - ESPP, shares		267,250
Loss for the period	(15,820,997)				(15,820,997)
Income (Loss) for the period	(15,820,997)
Ending balance at Dec. 31, 2022	(7,255,667)	$ 53,440		30,774,197	(38,083,304)	$ (7,255,667)
Ending balance, shares at Dec. 31, 2022		53,440,482
Beginning balance at Mar. 31, 2022	1,989,512	$ 51,258		28,980,063	(27,041,809)
Beginning balance, shares at Mar. 31, 2022		51,258,576
Issuance of shares - warrants and options exercised	$ 634,312	$ 1,306		633,006
Issuance of shares - warrants and options exercised, shares		1,305,362
Issuance of shares - options exercised, shares	33,333
Share based compensation on stock options or RSUs	$ 343,007			343,007
Income (Loss) for the period	(6,765,657)				(6,765,657)
Ending balance at Jun. 30, 2022	(3,798,826)	$ 52,564		29,956,076	(33,807,466)
Ending balance, shares at Jun. 30, 2022		52,563,938
Issuance of shares - warrants and options exercised	10	$ 10
Issuance of shares - warrants and options exercised, shares		10,000
Share based compensation on stock options or RSUs	69,715			69,715
Loss for the period	163,631
Income (Loss) for the period	163,631				163,631
Ending balance at Sep. 30, 2022	(3,565,470)	$ 52,574		30,025,791	(33,643,835)
Ending balance, shares at Sep. 30, 2022		52,573,938
Beginning balance at Dec. 31, 2022	(7,255,667)	$ 53,440		30,774,197	(38,083,304)	(7,255,667)
Beginning balance, shares at Dec. 31, 2022		53,440,482
Issuance of shares - options exercised	$ 67,256	$ 150		67,106		67,256
Issuance of shares - options exercised, shares	150,000	150,000
Issuance of shares - warrants exercised	$ 1,136,301	$ 2,499		1,133,802		1,136,301
Issuance of shares - warrants exercised, shares		2,499,453
Issuance of shares - share based compensation on RSUs	500,629	$ 208		500,421		500,629
Issuance of shares - share based compensation on RSUs, shares		208,416
Income (Loss) for the period	(6,071,704)				(6,071,704)	(6,071,704)
Ending balance at Mar. 31, 2023	(11,623,185)	$ 56,297		32,475,526	(44,155,008)	(11,623,185)
Ending balance, shares at Mar. 31, 2023		56,298,351
Beginning balance at Dec. 31, 2022	(7,255,667)	$ 53,440		30,774,197	(38,083,304)	(7,255,667)
Beginning balance, shares at Dec. 31, 2022		53,440,482
Loss for the period	(18,426,371)
Income (Loss) for the period	(18,437,400)
Ending balance at Sep. 30, 2023	(18,591,604)	$ 57,838		37,871,262	(56,509,675)	(18,580,575)	$ (11,029)
Ending balance, shares at Sep. 30, 2023		57,837,685
Beginning balance at Mar. 31, 2023	(11,623,185)	$ 56,297		32,475,526	(44,155,008)	(11,623,185)
Beginning balance, shares at Mar. 31, 2023		56,298,351
Issuance of shares - warrants exercised	221,662	$ 228		221,434		221,662
Issuance of shares - warrants exercised, shares		227,630
Issuance of shares - share based compensation on RSUs	578,062	$ 482		577,580		578,062
Issuance of shares - share based compensation on RSUs, shares		481,593
Issuance of shares - ESPP	198,981	$ 301		198,680		198,981
Issuance of shares - ESPP, shares		300,121
Income (Loss) for the period	(7,471,022)				(7,471,022)	(7,471,022)
Ending balance at Jun. 30, 2023	(18,095,502)	$ 57,308		33,473,220	(51,626,030)	(18,095,502)
Ending balance, shares at Jun. 30, 2023		57,307,695
Warrants issued	3,829,515			3,829,515		3,829,515
Issuance of shares - share based compensation on RSUs	569,057	$ 530		568,527		569,057
Issuance of shares - share based compensation on RSUs, shares		529,990
Loss for the period	(4,883,645)
Income (Loss) for the period	(4,894,674)				(4,883,645)	(4,883,645)	(11,029)
Ending balance at Sep. 30, 2023	$ (18,591,604)	$ 57,838		$ 37,871,262	$ (56,509,675)	$ (18,580,575)	$ (11,029)
Ending balance, shares at Sep. 30, 2023		57,837,685